Goodwill - Summary of Change in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill Cost, Beginning	$ 8,050	$ 8,210
Impact of foreign exchange rate changes	765	(160)
Goodwill Cost, Ending	8,815	8,050
Accumulated impairment loss, Beginning
Impact of foreign exchange rate changes
Accumulated impairment loss, Ending
Goodwill Carrying amount, Beginning	8,050	8,210
Impact of foreign exchange rate changes	765	(160)
Goodwill Carrying amount, Ending	$ 8,815	$ 8,050